employee future benefits - Defined contribution pension plans expense (Details) - CAD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025
employee future benefits
Union pension plan contributions	$ 3	$ 3	$ 6	$ 6
Other defined contribution pension plans	28	29	56	57
Total	$ 31	$ 32	$ 62	$ 63